Schedule of Investments PIMCO Income Opportunity Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 167.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 22.1%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$1,500	$1,553
ACProducts, Inc. 4.750% (LIBOR03M + 4.250%) due 05/17/2028 ~		1,496	1,496
Caesars Resort Collection LLC
TBD% due 07/21/2025		100	100
2.834% (LIBOR03M + 2.750%) due 12/23/2024 ~		4,048	4,029
3.583% (LIBOR03M + 3.500%) due 07/21/2025 ~		1,289	1,292
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		4,060	4,050
4.750% (EUR003M + 4.750%) due 09/22/2022 «~	EUR	1,500	1,708
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 06/29/2026 ~		$3,097	3,121
Clear Channel Outdoor Holdings, Inc. 3.629% (LIBOR03M + 3.500%) due 08/21/2026 ~		6,130	6,012
Cromwell EREIT Lux Finco S.a.r.l. TBD% due 11/21/2024 «	EUR	2,000	2,287
Emerald TopCo, Inc. 3.584% (LIBOR03M + 3.500%) due 07/24/2026 ~		$21	20
Encina Private Credit LLC TBD% - 4.572% (LIBOR03M + 3.572%) due 11/30/2025 «~µ		10,400	10,400
Envision Healthcare Corp. 3.834% (LIBOR03M + 3.750%) due 10/10/2025 ~		14,698	13,118
Forbes Energy Services LLC TBD% due 12/31/2021 «		524	0
Frontier Communications Corp. 4.500% (LIBOR03M + 3.750%) due 05/01/2028 ~		2,321	2,323
Intelsat Jackson Holdings S.A.
3.600% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 «~µ		1,666	1,653
8.000% (PRIME + 4.750%) due 11/27/2023 ~		870	882
8.750% (PRIME + 5.500%) due 01/02/2024 ~		34	34
IRB Holding Corp. 2.750% - 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		543	543
Lealand Finance Company B.V.
1.084% (LIBOR03M + 1.000%) due 06/30/2025 ~		421	188
3.084% (LIBOR03M + 3.000%) due 06/30/2024 «~		57	34
LifeMiles Ltd. 6.250% (LIBOR03M + 5.250%) due 08/30/2026 ~		1,700	1,695
Medline Industries, Inc.
TBD% due 08/04/2022 «		5,200	5,136
TBD% due 09/20/2028		2,516	2,503
MH Sub LLC 3.584% (LIBOR03M + 3.500%) due 09/13/2024 ~		67	67
MPH Acquisition Holdings LLC 4.750% (LIBOR03M + 4.250%) due 08/17/2028 ~		2,200	2,179
Otterham Property Finance Designated Activity Co. 3.000% (EUR003M + 3.000%) due 09/03/2026 «~(l)	EUR	6,666	7,591
Pactiv Evergreen Group TBD% due 09/20/2028		$400	400
PUG LLC 3.584% (LIBOR03M + 3.500%) due 02/12/2027 ~		24	23
Sasol Ltd. 0.500% - 1.720% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		3,279	3,147
Sequa Mezzanine Holdings LLC
7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		1,101	1,119
11.750% (LIBOR03M + 10.750%) due 04/28/2024 «~		4,775	4,751
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		400	426
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 «~		89	89
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		10,103	10,115
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~		1,745	1,747
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~		6,286	6,147
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		498	502
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		6,810	6,811
Westmoreland Coal Company (15.000% PIK) 15.000% due 03/15/2029 (d)		8	2

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		1,884	1,894

Total Loan Participations and Assignments (Cost $109,892)			111,187

CORPORATE BONDS & NOTES 71.2%
BANKING & FINANCE 15.4%
Ally Financial, Inc. 8.000% due 11/01/2031 (n)		591	843
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)		1	1
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029 (n)		1,000	971
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	200	233
2.625% due 04/28/2025 (n)		1,800	2,138
3.625% due 09/24/2024 (n)		4,154	5,034
5.375% due 01/18/2028 •		1,200	1,056
8.000% due 01/22/2030 •(n)		1,218	1,138
8.500% due 09/10/2030 •(n)		700	666
10.500% due 07/23/2029 (n)		1,432	1,701
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	500	119
Barclays PLC
6.375% due 12/15/2025 •(j)(k)(n)	GBP	200	298
7.125% due 06/15/2025 •(j)(k)(n)		200	302
7.250% due 03/15/2023 •(j)(k)(n)		2,055	2,954
7.875% due 09/15/2022 •(j)(k)(n)		1,970	2,806
Claveau Re Ltd. 17.283% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		$800	806
Cosaint Re Pte Ltd. 9.273% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		600	626
Credit Agricole S.A. 7.875% due 01/23/2024 •(j)(k)(n)		300	335
Credit Suisse Group AG
5.250% due 02/11/2027 •(j)(k)(n)		200	210
7.500% due 07/17/2023 •(j)(k)(n)		400	428
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025 (n)		98	99
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024 (n)		85	85
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (n)		7,100	7,092
Ford Motor Credit Co. LLC
2.330% due 11/25/2025 (n)	EUR	100	119
2.386% due 02/17/2026 (n)		100	120
4.134% due 08/04/2025 (n)		$400	424
4.389% due 01/08/2026 (n)		700	747
4.542% due 08/01/2026 (n)		200	216
5.125% due 06/16/2025 (n)		600	653
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028 (n)		700	706
6.500% due 10/01/2025 (n)		252	260
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		200	170
4.500% due 05/29/2029		200	185
4.750% due 04/27/2027		200	189
Hudson Pacific Properties LP 3.250% due 01/15/2030 (n)		1,000	1,051
Jefferson Capital Holdings LLC 6.000% due 08/15/2026 (n)		2,500	2,572
LFS Topco LLC 5.875% due 10/15/2026 (n)		500	516
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029 (n)		1,100	1,173
4.500% due 01/15/2028 (n)		100	109
5.750% due 02/01/2027 (n)		800	921
Natwest Group PLC 8.000% due 08/10/2025 •(j)(k)(n)		1,900	2,247
Navient Corp. 5.625% due 08/01/2033		55	52
Newmark Group, Inc. 6.125% due 11/15/2023 (n)		66	71
PennyMac Financial Services, Inc.
4.250% due 02/15/2029 (n)		1,300	1,240
5.750% due 09/15/2031 (n)		1,557	1,557
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		2,900	3,749
PRA Group, Inc. 7.375% due 09/01/2025 (n)		3,000	3,214
RLJ Lodging Trust LP 4.000% due 09/15/2029 (n)		900	900
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022 (n)		600	612

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

Sitka Holdings LLC 5.250% due 07/06/2026 •		524	532
Tesco Property Finance PLC 6.052% due 10/13/2039 (n)	GBP	1,480	2,607
Unique Pub Finance Co. PLC 7.395% due 03/28/2024		740	1,063
Uniti Group LP
6.000% due 01/15/2030 (c)		$4,791	4,761
7.125% due 12/15/2024 (n)		500	511
7.875% due 02/15/2025 (n)		8,004	8,467
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		2,788	2,561
XP, Inc. 3.250% due 07/01/2026 (n)		3,200	3,117

			77,333

INDUSTRIALS 46.8%
21Vianet Group, Inc. 7.875% due 10/15/2021		200	200
Air Canada 3.875% due 08/15/2026 (n)		1,100	1,111
Altice Financing S.A.
4.250% due 08/15/2029 (n)	EUR	1,787	2,035
5.750% due 08/15/2029 (n)		$2,603	2,525
Altice France S.A. 4.250% due 10/15/2029 (c)	EUR	2,100	2,407
American Airlines Pass-Through Trust 3.350% due 04/15/2031 (n)		$419	423
American Airlines, Inc.
5.500% due 04/20/2026 (n)		2,200	2,315
5.750% due 04/20/2029 (n)		300	324
Associated Materials LLC 9.000% due 09/01/2025 (n)		2,343	2,481
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)(n)		146	110
Boeing Co.
5.705% due 05/01/2040 (n)		867	1,103
5.805% due 05/01/2050 (n)		1,125	1,502
5.930% due 05/01/2060 (n)		1,249	1,710
Bombardier, Inc.
6.000% due 02/15/2028 (n)		4,331	4,386
7.125% due 06/15/2026 (n)		3,057	3,214
7.500% due 12/01/2024 (n)		1,046	1,089
7.500% due 03/15/2025 (n)		2,741	2,803
7.875% due 04/15/2027 (n)		157	163
British Airways Pass-Through Trust 4.250% due 05/15/2034		58	63
Carnival Corp.
4.000% due 08/01/2028 (n)		4,493	4,544
10.500% due 02/01/2026 (n)		100	116
Catalent Pharma Solutions, Inc. 3.500% due 04/01/2030 (n)		800	801
CGG S.A.
7.750% due 04/01/2027 (n)	EUR	3,161	3,732
8.750% due 04/01/2027 (n)		$5,115	5,156
Cia de Minas Buenaventura SAA 5.500% due 07/23/2026 (n)		400	396
Community Health Systems, Inc. 8.000% due 03/15/2026 (n)		639	678
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^«(e)		200	0
9.250% due 06/30/2020 «		1,800	0
Coty, Inc.
3.875% due 04/15/2026 (n)	EUR	5,600	6,653
5.000% due 04/15/2026 (n)		$3,243	3,317
CVS Pass-Through Trust 7.507% due 01/10/2032 (n)		1,952	2,459
Delta Air Lines, Inc. 7.375% due 01/15/2026 (n)		508	599
Deluxe Corp. 8.000% due 06/01/2029 (n)		2,600	2,720
Diamond BC BV 4.625% due 10/01/2029		100	102
Dufry One BV
2.000% due 02/15/2027 (n)	EUR	700	775
2.500% due 10/15/2024		100	115
Envision Healthcare Corp. 8.750% due 10/15/2026 (n)		$2,314	1,883
Exela Intermediate LLC 10.000% due 07/15/2023		74	57
Ferroglobe PLC 9.375% due 12/31/2025 (l)		200	207
Fresh Market, Inc. 9.750% due 05/01/2023 (n)		3,490	3,599

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

Frontier Finance PLC 8.000% due 03/23/2022	GBP	544	748
Gap, Inc.
3.625% due 10/01/2029 (n)		$400	401
3.875% due 10/01/2031 (n)		400	400
Gazprom OAO Via Gaz Capital S.A. 8.625% due 04/28/2034 (n)		1,081	1,597
General Electric Co. 6.875% due 01/10/2039 (n)		4	6
Grifols Escrow Issuer S.A. 4.750% due 10/15/2028 (c)		400	409
Guara Norte SARL 5.198% due 06/15/2034 (n)		884	890
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026 (n)		1,200	1,257
HealthEquity, Inc. 4.500% due 10/01/2029 (c)		500	508
Innophos Holdings, Inc. 9.375% due 02/15/2028 (n)		87	94
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		125	33
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)		4,665	2,609
8.000% due 02/15/2024 (n)		85	87
8.500% due 10/15/2024 ^(e)(n)		7,884	4,507
9.750% due 07/15/2025 ^(e)(n)		2,947	1,605
Intelsat Luxembourg S.A. 8.125% due 06/01/2023 ^(e)(n)		966	8
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (d)(n)		500	510
Jaguar Land Rover Automotive PLC
4.500% due 01/15/2026 (n)	EUR	200	235
4.500% due 07/15/2028 (n)		4,275	4,895
6.875% due 11/15/2026 (n)		300	388
Las Vegas Sands Corp. 3.200% due 08/08/2024 (n)		$100	103
Live Nation Entertainment, Inc. 3.750% due 01/15/2028 (n)		500	498
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025 (n)		200	211
Match Group Holdings LLC 3.625% due 10/01/2031 (c)		700	693
Mclaren Finance PLC 7.500% due 08/01/2026 (n)		1,700	1,730
Melco Resorts Finance Ltd.
5.375% due 12/04/2029 (n)		2,000	2,036
5.750% due 07/21/2028 (n)		2,500	2,560
MGM China Holdings Ltd.
5.250% due 06/18/2025 (n)		1,000	1,009
5.375% due 05/15/2024 (n)		200	203
5.875% due 05/15/2026 (n)		1,000	1,019
Mileage Plus Holdings LLC 6.500% due 06/20/2027 (n)		200	218
Mohegan Gaming & Entertainment 8.000% due 02/01/2026 (n)		250	261
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/2029 (c)		2,515	2,515
5.250% due 10/01/2029 (c)		2,516	2,516
MPH Acquisition Holdings LLC 5.500% due 09/01/2028 (n)		1,100	1,098
NCL Corp. Ltd.
10.250% due 02/01/2026 (n)		2,557	2,938
12.250% due 05/15/2024 (n)		861	1,017
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (n)		2,000	2,251
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (d)		41	46
Odebrecht Oil & Gas Finance Ltd. 0.000% due 11/01/2021 (h)(j)		1,150	10
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028 (c)	EUR	300	348
4.250% due 10/01/2028 (c)		$300	296
5.375% due 10/01/2029 (c)	EUR	500	575
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028 (n)		$210	225
7.375% due 06/01/2025 (n)		210	222
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028 (n)		1,500	1,507
Papa John's International, Inc. 3.875% due 09/15/2029 (n)		400	398
Petroleos Mexicanos
2.750% due 04/21/2027 (n)	EUR	1,400	1,529
5.350% due 02/12/2028 (n)		$452	446
5.950% due 01/28/2031 (n)		4,337	4,210
6.490% due 01/23/2027		50	53
6.500% due 03/13/2027 (n)		833	881

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

6.500% due 01/23/2029 (n)		1,662	1,711
6.750% due 09/21/2047 (n)		730	638
6.840% due 01/23/2030 (n)		1,545	1,598
6.950% due 01/28/2060 (n)		220	193
7.690% due 01/23/2050 (n)		947	898
Petrorio Luxembourg SARL 6.125% due 06/09/2026 (n)		2,705	2,728
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (n)		3,400	3,651
Prosus NV
3.832% due 02/08/2051 (n)		3,300	3,010
4.027% due 08/03/2050		300	282
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026 (n)		9,200	9,729
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029 (c)		400	410
Rolls-Royce PLC
1.625% due 05/09/2028 (n)	EUR	1,300	1,453
3.375% due 06/18/2026	GBP	100	136
3.625% due 10/14/2025 (n)		$400	405
4.625% due 02/16/2026 (n)	EUR	500	643
5.750% due 10/15/2027 (n)		$200	221
5.750% due 10/15/2027 (n)	GBP	600	901
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023 (n)		$500	544
10.875% due 06/01/2023 (n)		1,400	1,570
11.500% due 06/01/2025 (n)		1,650	1,885
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031 (n)	GBP	100	180
Sands China Ltd.
4.375% due 06/18/2030 (n)		$400	418
5.400% due 08/08/2028 (n)		1,758	1,944
Schenck Process Holding GmbH
6.875% due 06/15/2023 (n)	EUR	300	351
6.875% due 06/15/2023		250	292
Seagate HDD Cayman
4.091% due 06/01/2029		$600	631
4.125% due 01/15/2031		200	210
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025 (n)		100	107
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029 (n)		342	359
Strathcona Resources Ltd. 6.875% due 08/01/2026 (n)		3,829	3,800
Studio City Finance Ltd. 5.000% due 01/15/2029 (n)		800	739
Surgery Center Holdings, Inc. 10.000% due 04/15/2027 (n)		1,882	2,035
Tasty Bondco 1 S.A. 6.250% due 05/15/2026 (n)	EUR	300	331
Tempur Sealy International, Inc. 3.875% due 10/15/2031 (n)		$700	702
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022 (n)		288	291
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023 (n)		1,500	1,493
6.000% due 01/31/2025	EUR	100	125
Times Square Hotel Trust 8.528% due 08/01/2026		$2,790	3,024
Topaz Solar Farms LLC
4.875% due 09/30/2039 (n)		1,409	1,526
5.750% due 09/30/2039 (n)		8,012	9,639
TopBuild Corp. 4.125% due 02/15/2032 (c)		700	709
TransDigm, Inc.
4.625% due 01/15/2029		1,000	1,000
5.500% due 11/15/2027		24	25
Transocean Pontus Ltd. 6.125% due 08/01/2025		64	65
Transocean, Inc.
7.250% due 11/01/2025		160	134
7.500% due 01/15/2026		34	28
8.000% due 02/01/2027		54	43
Triumph Group, Inc. 6.250% due 09/15/2024		32	32
U.S. Renal Care, Inc. 10.625% due 07/15/2027		46	49
Uber Technologies, Inc. 4.500% due 08/15/2029 (n)		2,000	2,017
Unifrax Escrow Issuer Corp. 5.250% due 09/30/2028 (n)		600	608
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (n)		400	430
United Airlines Pass-Through Trust 3.500% due 09/01/2031 (n)		859	908

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

United Airlines, Inc.
4.375% due 04/15/2026 (n)		600	616
4.625% due 04/15/2029		100	103
United Group BV 4.875% due 07/01/2024 (n)	EUR	100	117
Univision Communications, Inc.
5.125% due 02/15/2025 (n)		$750	762
9.500% due 05/01/2025 (n)		300	326
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (d)		10	10
Vale Overseas Ltd.
3.750% due 07/08/2030 (n)		300	311
6.875% due 11/21/2036 (n)		335	447
6.875% due 11/10/2039 (n)		159	215
Vale S.A. 2.762% due 12/29/2049 «~(j)	BRL	80,000	8,143
Veritas U.S., Inc. 7.500% due 09/01/2025 (n)		$1,982	2,064
Victors Merger Corp. 6.375% due 05/15/2029 (n)		800	767
Viking Cruises Ltd. 13.000% due 05/15/2025 (n)		4,100	4,725
VOC Escrow Ltd. 5.000% due 02/15/2028		200	198
Wabash National Corp. 4.500% due 10/15/2028 (c)		1,700	1,700
Windstream Escrow LLC 7.750% due 08/15/2028 (n)		5,724	5,987
Wolverine Escrow LLC
8.500% due 11/15/2024 (n)		8,936	8,322
9.000% due 11/15/2026 (n)		3,102	2,869
Wynn Las Vegas LLC 5.250% due 05/15/2027 (n)		300	303
Wynn Macau Ltd.
4.875% due 10/01/2024 (n)		400	389
5.125% due 12/15/2029 (n)		1,400	1,318
5.500% due 01/15/2026 (n)		1,400	1,360
5.500% due 10/01/2027 (n)		1,000	957
5.625% due 08/26/2028 (n)		3,600	3,432
Wynn Resorts Finance LLC 7.750% due 04/15/2025 (n)		100	106

			235,080

UTILITIES 9.0%
AT&T, Inc.
3.500% due 06/01/2041 (n)		511	525
3.650% due 06/01/2051 (n)		611	624
3.850% due 06/01/2060 (n)		484	502
DTEK Finance PLC (1.500% Cash and 3.500% PIK) 5.000% due 12/31/2027 (d)(n)		3,219	1,979
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023 (n)		5,000	5,173
FEL Energy SARL 5.750% due 12/01/2040 (n)		597	625
Gazprom Neft OAO Via GPN Capital S.A. 4.375% due 09/19/2022 (n)		200	206
Genesis Energy LP
6.500% due 10/01/2025 (n)		300	299
8.000% due 01/15/2027 (n)		1,200	1,217
Lumen Technologies, Inc. 4.000% due 02/15/2027		52	53
NGD Holdings BV 6.750% due 12/31/2026 (n)		2,066	2,008
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)		2,473	1,379
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		10	10
Oi S.A. 10.000% due 07/27/2025 (n)		6,779	6,372
Pacific Gas & Electric Co.
3.300% due 03/15/2027 ^(n)		1,136	1,180
3.450% due 07/01/2025 (n)		1,263	1,320
3.750% due 08/15/2042 ^		16	15
4.000% due 12/01/2046 ^		8	8
4.300% due 03/15/2045 ^(n)		18	18
4.450% due 04/15/2042 ^(n)		524	523
4.500% due 07/01/2040 (n)		1,098	1,122
4.500% due 12/15/2041 ^(n)		17	17
4.550% due 07/01/2030 (n)		2,390	2,586
4.600% due 06/15/2043 ^(n)		1,026	1,026
4.750% due 02/15/2044 ^(n)		4,392	4,480
4.950% due 07/01/2050 (n)		2,407	2,565
Peru LNG SRL 5.375% due 03/22/2030 (n)		2,700	2,192

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

Petrobras Global Finance BV
6.250% due 12/14/2026 (n)	GBP	2,484	3,811
6.625% due 01/16/2034 (n)		200	312
6.750% due 06/03/2050 (n)		$538	586
6.850% due 06/05/2115 (n)		728	752
7.250% due 03/17/2044 (n)		175	202
Rio Oil Finance Trust
9.250% due 07/06/2024 (n)		1,116	1,225
9.750% due 01/06/2027 (n)		447	527
Southern California Edison Co. 4.875% due 03/01/2049		11	13
Transocean Poseidon Ltd. 6.875% due 02/01/2027		80	80

			45,532

Total Corporate Bonds & Notes (Cost $353,705)			357,945

CONVERTIBLE BONDS & NOTES 0.9%
BANKING & FINANCE 0.0%
Corestate Capital Holding S.A. 1.375% due 11/28/2022	EUR	200	214

INDUSTRIALS 0.9%
21Vianet Group, Inc. 0.000% due 02/01/2026 (h)		$2,100	1,750
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)		3,100	2,646

			4,396

Total Convertible Bonds & Notes (Cost $4,958)			4,610

MUNICIPAL BONDS & NOTES 1.2%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		36	41
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		60	69
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		15	19

			129

PUERTO RICO 0.6%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)		3,300	2,854

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		28,100	3,047

Total Municipal Bonds & Notes (Cost $5,252)			6,030

U.S. GOVERNMENT AGENCIES 1.5%
Fannie Mae
4.500% due 04/25/2042 (a)(n)		1,115	135
5.000% due 06/25/2050 (a)(n)		1,616	242
5.836% due 07/25/2029 •		720	789
Freddie Mac
0.000% due 02/25/2046 (b)(h)(n)		1,385	1,164
0.100% due 02/25/2046 (a)		1,386	0
0.700% due 11/25/2055 ~(a)(n)		22,619	1,522
3.500% due 07/25/2050 (a)(n)		3,422	690
5.236% due 10/25/2029 •		750	821
6.014% due 06/25/2050 •(a)(n)		1,646	299
6.064% due 05/25/2050 •(a)(n)		622	109
6.216% due 05/15/2037 •(a)(n)		1,208	219
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051		1,250	1,286

Total U.S. Government Agencies (Cost $7,429)			7,276

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.7%
American Home Mortgage Investment Trust 0.626% due 03/25/2037 •		2,982	1,433
Anthracite Ltd. 5.678% due 06/20/2041		2,159	151
BAMLL Commercial Mortgage Securities Trust 2.234% due 03/15/2037 •(n)		4,660	4,477
Banc of America Funding Trust
2.119% due 12/20/2034 ~		530	361

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

2.179% due 12/20/2036 ~		39	40
2.959% due 03/20/2036 ^~		362	362
3.159% due 10/20/2046 ^~		401	347
Banc of America Mortgage Trust 2.372% due 10/20/2046 ^~		41	29
Bancorp Commercial Mortgage Trust 3.834% due 08/15/2032 •(n)		3,800	3,339
Bayview Commercial Asset Trust 0.306% due 03/25/2037 •		80	78
BCAP LLC Trust 2.626% due 05/26/2037 ~		1,932	1,947
Bear Stearns Adjustable Rate Mortgage Trust
2.069% due 09/25/2034 ~		43	41
2.106% due 09/25/2034 ~		18	17
2.806% due 10/25/2036 ^~		199	197
2.969% due 08/25/2047 ^~		202	186
3.291% due 06/25/2047 ^~		123	124
Bear Stearns ALT-A Trust
0.406% due 06/25/2046 ^•		1,513	1,478
1.211% due 01/25/2035 •		980	1,056
2.000% due 09/25/2034 ~		238	245
2.676% due 11/25/2035 ~		36	29
2.757% due 05/25/2035 ~		196	196
2.805% due 04/25/2035 ~		184	176
3.153% due 05/25/2036 ^~		437	419
3.253% due 11/25/2036 ^~(n)		1,885	1,291
3.445% due 08/25/2036 ^~		325	210
3.978% due 07/25/2035 ^~		242	204
BX Commercial Mortgage Trust 3.234% due 07/15/2034 •(n)		3,875	3,884
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ		486	383
CD Mortgage Trust 5.688% due 10/15/2048		238	234
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^		567	354
6.000% due 03/25/2037 ^		572	398
Citigroup Commercial Mortgage Trust 5.697% due 12/10/2049 ~		1,028	550
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 02/25/2029		160	163
Citigroup Mortgage Loan Trust 2.605% due 03/25/2037 ^~		376	370
Citigroup Mortgage Loan Trust, Inc. 5.500% due 11/25/2035 ^		314	309
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~		6,007	6,161
Commercial Mortgage Loan Trust 6.171% due 12/10/2049 ~		1,651	768
Countrywide Alternative Loan Trust
0.336% due 06/25/2037 ^•		670	542
0.436% due 05/25/2036 ^•		1,274	355
0.436% due 08/25/2036 ^•		927	472
0.766% due 09/25/2035 •		2,819	2,016
0.766% due 10/25/2046 ^•		110	83
0.942% due 11/25/2046 •		2,984	2,741
5.500% due 10/25/2035 ^		145	132
5.500% due 12/25/2035 ^		834	608
5.750% due 05/25/2036 ^		163	100
6.000% due 11/25/2035 ^		332	99
6.000% due 04/25/2036 ^		206	148
6.000% due 04/25/2037 ^		479	297
6.500% due 09/25/2032 ^		157	158
6.500% due 06/25/2036 ^		344	251
6.500% due 11/25/2036		8,332	3,606
Countrywide Home Loan Mortgage Pass-Through Trust
1.956% due 03/25/2046 ^•		1,428	934
2.580% due 11/25/2035 ^~		966	929
2.647% due 08/20/2035 ^~		40	40
2.789% due 06/20/2035 ~		39	38
2.887% due 08/25/2034 ^~		6	6
3.201% due 03/25/2037 ^~		772	681
3.403% due 09/25/2047 ^~		412	385
5.500% due 08/25/2035 ^		35	27
Credit Suisse First Boston Mortgage Securities Corp. 7.500% due 05/25/2032 (n)		866	912
Credit Suisse Mortgage Capital Certificates 0.584% due 11/30/2037 ~		9,500	9,095
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.686% due 07/25/2036 ^•		426	75
6.396% due 04/25/2036 þ		312	215
6.500% due 05/25/2036 ^		319	166
Credit Suisse Mortgage Capital Trust 6.500% due 07/26/2036 ^		417	156
Debussy DTC PLC 5.930% due 07/12/2025 (n)	GBP	152	200

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.236% due 02/25/2047 •		$370	272
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.250% due 07/25/2036 ^~		46	46
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033		73	76
Downey Savings & Loan Association Mortgage Loan Trust 0.267% due 04/19/2047 ^•		222	262
Eurosail PLC
1.667% due 09/13/2045 •	GBP	1,638	2,137
2.317% due 09/13/2045 •		1,186	1,558
3.917% due 09/13/2045 •		1,017	1,433
Extended Stay America Trust 3.784% due 07/15/2038 •(n)		$4,178	4,241
Finsbury Square PLC 5.550% due 06/16/2070 •	GBP	1,000	1,418
First Horizon Alternative Mortgage Securities Trust
2.314% due 08/25/2035 ^~		$17	3
2.480% due 05/25/2036 ^~		653	619
2.670% due 11/25/2036 ^~		558	456
2.737% due 02/25/2036 ~		39	33
6.250% due 11/25/2036 ^		65	35
First Horizon Mortgage Pass-Through Trust
2.895% due 01/25/2037 ^~		284	224
3.289% due 07/25/2037 ^~		15	11
GMAC Mortgage Corp. Loan Trust 3.558% due 07/19/2035 ~		25	25
GreenPoint Mortgage Funding Trust 0.266% due 01/25/2037 •		660	646
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~		3,000	2,948
GS Mortgage Securities Trust 0.887% due 08/10/2043 ~(a)		2,022	24
GSR Mortgage Loan Trust
0.536% due 07/25/2037 ^•		262	67
2.893% due 12/25/2034 ~		13	14
2.967% due 01/25/2036 ^~		419	432
6.000% due 09/25/2034		258	273
HarborView Mortgage Loan Trust
0.467% due 02/19/2046 •(n)		961	892
0.507% due 11/19/2036 •		1,386	1,316
0.647% due 06/19/2034 •		111	117
0.727% due 01/19/2035 •		143	134
3.353% due 08/19/2036 ^~		89	85
HomeBanc Mortgage Trust 0.586% due 03/25/2035 •		126	117
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •	EUR	337	363
Impac CMB Trust 0.606% due 11/25/2035 ^•		$154	147
IndyMac Mortgage Loan Trust
0.546% due 04/25/2035 •		55	52
0.886% due 08/25/2034 •		134	128
0.946% due 09/25/2034 •		233	226
2.627% due 06/25/2037 ^~		178	168
2.981% due 05/25/2037 ^~(n)		2,105	1,996
3.038% due 12/25/2036 ^~		565	543
3.095% due 11/25/2036 ^~		664	664
Jackson Park Trust 3.350% due 10/14/2039 ~(n)		3,900	3,619
JP Morgan Alternative Loan Trust
2.722% due 05/25/2036 ^~		207	151
5.500% due 11/25/2036 ^~		8	5
JP Morgan Mortgage Trust
2.681% due 07/25/2035 ~		33	34
3.065% due 05/25/2036 ^~		255	232
3.230% due 10/25/2036 ^~		17	14
6.000% due 08/25/2037 ^		385	280
Lehman Mortgage Trust
5.942% due 04/25/2036 ^~		208	174
6.000% due 05/25/2037 ^		510	514
MASTR Adjustable Rate Mortgages Trust
0.832% due 01/25/2047 ^•		197	420
2.935% due 10/25/2034 ~		335	341
Morgan Stanley Capital Trust 3.744% due 12/15/2036 •(n)		2,500	2,505
Morgan Stanley Capital, Inc. 6.340% due 07/15/2030 ~		4,138	4,138
Morgan Stanley Mortgage Loan Trust
0.396% due 01/25/2035 •		404	448
2.361% due 07/25/2035 ^~		746	704
2.609% due 01/25/2035 ^~		199	181
5.750% due 12/25/2035 ^		209	178
6.000% due 08/25/2037 ^		156	94
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060 «		414	408

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

Mortgage Funding PLC 3.267% due 03/13/2046 •(n)	GBP	1,000	1,363
Prime Mortgage Trust
0.436% due 06/25/2036 ^•		$2,053	1,376
7.000% due 07/25/2034		64	61
Regal Trust 1.806% due 09/29/2031 •		1	1
Residential Accredit Loans, Inc. Trust
0.506% due 06/25/2037 •		969	950
5.500% due 04/25/2037		57	54
6.000% due 08/25/2035 ^		343	337
6.000% due 01/25/2037 ^		288	281
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		379	205
6.000% due 07/25/2037 ^		6,353	3,646
Residential Funding Mortgage Securities, Inc. Trust
4.705% due 07/27/2037 ^~		138	120
6.000% due 06/25/2037 ^		201	197
Sequoia Mortgage Trust 2.995% due 01/20/2038 ^~		116	107
Structured Adjustable Rate Mortgage Loan Trust 2.937% due 01/25/2036 ^~		720	514
Structured Asset Mortgage Investments Trust
0.506% due 08/25/2036 ^•		1,329	1,359
0.546% due 05/25/2045 •		79	80
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.838% due 01/25/2034 ~		110	113
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^		224	129
TDA Mixto Fondo de Titulizacion de Activos 0.000% due 12/28/2050 •	EUR	3,483	3,629
WaMu Mortgage Pass-Through Certificates Trust
0.626% due 07/25/2045 •		$165	163
1.763% due 07/25/2046 •(n)		3,030	2,995
2.351% due 03/25/2033 ~		36	37
2.528% due 11/25/2036 ^~		141	139
2.789% due 06/25/2037 ^~		795	781
2.819% due 03/25/2037 ^~		277	258
2.978% due 07/25/2037 ^~		644	661
3.007% due 07/25/2037 ^~		1,249	1,033
Washington Mutual Mortgage Pass-Through Certificates Trust
0.942% due 10/25/2046 ^•		306	281
3.725% due 06/25/2033 ~		67	69
Wells Fargo Mortgage-Backed Securities Trust
2.513% due 09/25/2036 ^~		6	6
2.534% due 10/25/2036 ^~		6	6
Worldwide Plaza Trust 3.715% due 11/10/2036 ~(n)		2,000	1,994

Total Non-Agency Mortgage-Backed Securities (Cost $114,670)			119,060

ASSET-BACKED SECURITIES 22.1%
Acacia CDO Ltd. 0.975% due 11/08/2039 •		9,100	3,945
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.811% due 05/25/2034 •		154	156
2.936% due 08/25/2032 •		450	453
Asset-Backed Funding Certificates Trust
0.236% due 10/25/2036 •		3,256	3,227
0.646% due 10/25/2033 •		167	160
Bear Stearns Asset-Backed Securities Trust
0.500% due 09/25/2034 •		297	289
2.693% due 07/25/2036 ~		216	216
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		3,549	852
Conseco Finance Corp. 6.530% due 02/01/2031 ~		657	630
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		472	503
7.960% due 05/01/2031		1,498	611
8.060% due 09/01/2029 ~		2,914	895
9.163% due 03/01/2033 ~		2,291	2,197
Countrywide Asset-Backed Certificates
0.766% due 12/25/2036 ^•		331	283
1.361% due 02/25/2035 •		40	40
Credit Suisse First Boston Mortgage Securities Corp. 1.136% due 02/25/2031 •		610	603
Credit-Based Asset Servicing & Securitization CBO Corp. 0.368% due 09/06/2041 •		7,708	253
Diamond Infrastructure Funding LLC 3.475% due 04/15/2049		1,000	1,003
ECAF Ltd. 3.473% due 06/15/2040		1,428	1,404
Euromax ABS PLC 0.000% due 11/10/2095 •	EUR	4,434	4,711

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

FBR Securitization Trust 0.766% due 10/25/2035 •	$29	29
Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~	9	9
GSAMP Trust 0.226% due 12/25/2036 •	921	598
Home Equity Loan Trust 0.426% due 04/25/2037 •	8,700	7,692
Home Equity Mortgage Loan Asset-Backed Trust
0.326% due 04/25/2037 •	11,511	9,238
0.406% due 04/25/2037 •	3,363	3,181
JP Morgan Mortgage Acquisition Trust
0.246% due 08/25/2036 •	6	4
0.276% due 03/25/2047 •	941	937
KGS-Alpha SBA COOF Trust 0.872% due 04/25/2038 «~(a)	427	11
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (n)	3,808	3,790
Lehman ABS Mortgage Loan Trust 0.176% due 06/25/2037 •	4,305	3,556
Long Beach Mortgage Loan Trust
0.466% due 02/25/2036 •	2,369	2,182
0.626% due 05/25/2046 •	2,954	1,380
0.791% due 11/25/2035 •	3,916	3,835
Margate Funding Ltd. 0.513% due 12/04/2044 •	18,785	6,928
Marlette Funding Trust
0.000% due 09/17/2029 «(h)	3	337
0.000% due 03/15/2030 «(h)	1	216
Morgan Stanley ABS Capital, Inc. Trust 1.121% due 01/25/2035 •	507	466
Morgan Stanley Capital, Inc. Trust 0.446% due 03/25/2036 •	13	12
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	10,400	3,182
NovaStar Mortgage Funding Trust 0.256% due 11/25/2036 •	1,204	527
Oakwood Mortgage Investors, Inc. 0.314% due 06/15/2032 •	5	5
Option One Mortgage Loan Trust
0.226% due 01/25/2037 •	321	248
5.662% due 01/25/2037 ^þ	3	3
Origen Manufactured Housing Contract Trust 8.150% due 03/15/2032 þ	174	176
Ownit Mortgage Loan Trust 3.038% due 10/25/2035 þ	1,808	1,289
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.961% due 10/25/2034 •	1,161	1,199
PRET LLC 3.844% due 07/25/2051 þ	2,900	2,908
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •	1,138	922
Residential Asset Mortgage Products Trust 1.211% due 08/25/2033 •	566	564
Rockford Tower CLO Ltd.
0.000% due 10/20/2030 ~	4,967	3,899
0.000% due 10/20/2031 ~	4,967	3,537
Securitized Asset-Backed Receivables LLC Trust
0.316% due 02/25/2037 ^•	263	163
0.761% due 01/25/2035 •	8	7
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)	2	1,050
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(h)	1	396
0.000% due 09/15/2054 «(a)(h)	4,208	6,920
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 «(h)	2,540	310
0.000% due 09/25/2040 «(a)(h)	1,094	239
Soloso CDO Ltd. 0.458% due 10/07/2037 •	1,300	1,066
South Coast Funding Ltd. 0.454% due 01/06/2041 •	36,354	9,347
Specialty Underwriting & Residential Finance Trust 0.386% due 06/25/2037 •	3,378	2,196
Structured Asset Securities Corp. Mortgage Loan Trust 0.536% due 06/25/2035 •	121	121
Talon Funding Ltd. 0.608% due 06/05/2035 •	686	119
Towd Point Mortgage Trust 5.500% due 11/25/2058 ~(n)	3,300	3,445

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

UCFC Home Equity Loan Trust 7.750% due 04/15/2030 ~		477	498

Total Asset-Backed Securities (Cost $111,728)			111,168

SOVEREIGN ISSUES 6.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		245	90
0.500% due 07/09/2030 þ(n)		2,796	942
1.000% due 07/09/2029 (n)		488	188
1.125% due 07/09/2035 þ		169	56
1.125% due 07/09/2035 þ(n)		2,910	916
1.125% due 07/09/2046 þ		115	38
2.000% due 01/09/2038 þ(n)		8,043	3,121
2.500% due 07/09/2041 þ(n)		3,791	1,391
15.500% due 10/17/2026	ARS	35,520	79
34.163% (BADLARPP) due 10/04/2022 ~		36	0
Autonomous City of Buenos Aires 37.907% (BADLARPP + 3.750%) due 02/22/2028 ~		67	0
Dominican Republic International Bond 4.875% due 09/23/2032 (n)		$1,200	1,227
Ecuador Government International Bond 5.000% due 07/31/2030 þ		220	185
Egypt Government International Bond
6.375% due 04/11/2031	EUR	1,128	1,284
7.500% due 02/16/2061 (n)		$2,200	1,937
Ghana Government International Bond
6.375% due 02/11/2027 (n)		475	448
7.875% due 02/11/2035 (n)		570	514
Ivory Coast Government International Bond
4.875% due 01/30/2032 (n)	EUR	2,000	2,264
6.625% due 03/22/2048 (n)		1,100	1,286
Nigeria Government International Bond
6.125% due 09/28/2028		$300	302
7.375% due 09/28/2033		200	202
8.250% due 09/28/2051		900	908
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	19
5.400% due 08/12/2034		7	1
5.940% due 02/12/2029 (n)		2,457	596
5.940% due 02/12/2029		137	33
6.150% due 08/12/2032		1,653	384
6.350% due 08/12/2028 (n)		3,215	803
6.900% due 08/12/2037		35	8
6.950% due 08/12/2031		602	151
8.200% due 08/12/2026		250	68
8.200% due 08/12/2026 (n)		1,824	497
Provincia de Buenos Aires
37.896% due 04/12/2025 (n)	ARS	241,565	1,120
37.896% due 04/12/2025		8,630	40
South Africa Government International Bond 5.750% due 09/30/2049 (n)		$800	764
Turkey Government International Bond
3.250% due 06/14/2025	EUR	100	115
4.250% due 03/13/2025 (n)		$1,100	1,068
4.625% due 03/31/2025 (n)	EUR	1,100	1,316
5.200% due 02/16/2026 (n)		400	484
5.250% due 03/13/2030 (n)		$900	833
5.600% due 11/14/2024 (n)		1,900	1,929
7.625% due 04/26/2029 (n)		1,500	1,604
Ukraine Government International Bond 4.375% due 01/27/2030 (n)	EUR	955	1,028

Total Sovereign Issues (Cost $37,619)			30,239

		SHARES
COMMON STOCKS 3.6%
COMMUNICATION SERVICES 0.9%
Clear Channel Outdoor Holdings, Inc. (f)		363,781	986
iHeartMedia, Inc. 'A' (f)		85,727	2,145
iHeartMedia, Inc. 'B' «(f)		66,545	1,498

			4,629

ENERGY 0.1%
Axis Energy Services 'A' «(f)(l)		2,780	41
Noble Corp. (f)(l)		15,979	432

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

Valaris Ltd. (f)		913	32

			505

INDUSTRIALS 1.0%
McDermott International Ltd. (f)		21,648	11
Neiman Marcus Group Ltd. LLC «(f)(l)		48,519	5,210
Noble Corp. (f)		1,281	35
Sierra Hamilton Holder LLC «(f)(l)		200,912	0
Voyager Aviation Holdings «(f)		1,287	0
Westmoreland Mining Holdings LLC «(f)(l)		90	0

			5,256

MATERIALS 1.3%
Associated Materials Group, Inc. «(f)(l)		894,945	6,310

UTILITIES 0.3%
TexGen Power LLC «		33,708	1,399

Total Common Stocks (Cost $14,509)			18,099

WARRANTS 1.8%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		279,000	163

INFORMATION TECHNOLOGY 1.8%
Windstream Holdings LLC - Exp. 09/21/2055 «		373,449	8,962

Total Warrants (Cost $3,094)			9,125

PREFERRED SECURITIES 6.3%
BANKING & FINANCE 4.1%
AGFC Capital Trust 1.876% (US0003M + 1.750%) due 01/15/2067 ~(n)		2,300,000	1,358
Charles Schwab Corp. 5.375% due 06/01/2025 •(j)		400,000	446
Compeer Financial ACA 4.875% due 08/15/2026 •(j)		1,900,000	1,938
Stichting AK Rabobank Certificaten 19.437% due 12/29/2049 þ(j)(n)		10,032,700	16,742

			20,484

INDUSTRIALS 2.2%
General Electric Co. 3.446% (US0003M + 3.330%) due 12/15/2021 ~(j)		174,000	171
Sequa Corp. (15.000% PIK) 15.000% «(d)		8,036	8,752
Voyager Aviation Holdings LLC 9.500% «		7,720	2,282

			11,205

Total Preferred Securities (Cost $25,833)			31,689

REAL ESTATE INVESTMENT TRUSTS 2.4%
REAL ESTATE 2.4%
Uniti Group, Inc.		182,023	2,252
VICI Properties, Inc.		340,104	9,662

Total Real Estate Investment Trusts (Cost $6,128)			11,914

SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS (m) 0.1%			552

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
39.804% due 11/30/2021 (h)(i)	ARS	10,920	58

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

U.S. TREASURY BILLS 0.5%
0.050% due 12/02/2021 - 01/27/2022 (g)(h)(n)(p)(r)	$2,316	2,316

U.S. TREASURY CASH MANAGEMENT BILLS 4.2%
0.042% due 01/04/2022 - 01/18/2022 (g)(h)	20,900	20,898

Total Short-Term Instruments (Cost $23,825)		23,824

Total Investments in Securities (Cost $818,642)		842,166

Total Investments 167.6% (Cost $818,642)		$842,166
Financial Derivative Instruments (o)(q) (0.0)%(Cost or Premiums, net $(6,110))		(5)
Other Assets and Liabilities, net (67.6)%		(339,696)

Net Assets 100.0%		$502,465

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Associated Materials Group, Inc.	08/24/2020	$5,683	$6,310	1.26%
Axis Energy Services 'A'	07/01/2021	41	41	0.01
Ferroglobe PLC 9.375% due 12/31/2025	12/04/2019-10/12/2021	174	207	0.04
Neiman Marcus Group Ltd. LLC	09/25/2020	1,563	5,210	1.04
Noble Corp.	02/05/2021-02/25/2021	212	432	0.09
Otterham Property Finance Designated Activity Co. 3.000% due 09/03/2026	09/26/2019	7,274	7,591	1.51
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,900	3,749	0.75
Sierra Hamilton Holder LLC	07/31/2017	51	0	0.00
Westmoreland Mining Holdings LLC	0	0	0.00

$17,898	$23,540	4.68%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$552	U.S. Treasury Notes 1.625% due 12/15/2022	$(563)	$552	$552

Total Repurchase Agreements	$(563)	$552	$552

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BCY	0.500%	09/30/2021	02/07/2022	$(376)	$(376)
BOS	0.800	09/02/2021	03/02/2022	(2,604)	(2,605)
0.808	08/26/2021	02/25/2022	(5,655)	(5,660)
BPS	(1.000)	08/13/2021	TBD(2)	EUR	(382)	(442)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

	(1.000)	08/19/2021	TBD(2)		(495)	(573)
	(0.350)	08/13/2021	11/15/2021		(1,654)	(1,915)
	(0.300)	07/19/2021	10/19/2021		(1,420)	(1,644)
	(0.300)	08/19/2021	11/05/2021		(3,455)	(4,001)
	(0.300)	09/08/2021	11/15/2021		(2,212)	(2,561)
	(0.270)	07/19/2021	10/19/2021		(2,386)	(2,762)
	(0.250)	07/19/2021	10/19/2021		(247)	(285)
	0.320	07/08/2021	10/08/2021		$(97)	(97)
	0.350	07/15/2021	10/15/2021	GBP	(503)	(678)
	0.350	08/13/2021	TBD(2)		$(283)	(283)
	0.350	09/08/2021	11/15/2021	GBP	(2,186)	(2,946)
	0.390	09/03/2021	10/01/2021		$(2,199)	(2,200)
	0.400	07/08/2021	10/08/2021	GBP	(410)	(553)
	0.400	07/19/2021	10/19/2021		(207)	(279)
	0.490	08/13/2021	02/16/2022		$(10,570)	(10,578)
	0.500	07/12/2021	01/10/2022		(733)	(734)
	0.500	07/22/2021	01/24/2022		(713)	(714)
	0.500	08/03/2021	02/03/2022		(839)	(839)
	0.510	09/23/2021	03/21/2022		(1,740)	(1,740)
	0.540	06/08/2021	03/08/2022		(1,149)	(1,151)
	0.540	06/09/2021	03/09/2022		(2,651)	(2,655)
	0.540	07/02/2021	03/01/2022		(2,142)	(2,145)
	0.540	08/03/2021	03/08/2022		(746)	(746)
	0.540	09/28/2021	03/08/2022		(381)	(381)
BRC	(1.000)	09/06/2021	TBD(2)	EUR	(1,212)	(1,403)
	(0.550)	09/16/2021	10/19/2021		(4,629)	(5,361)
	(0.550)	10/01/2021	10/19/2021		(2,988)	(3,462)
	(0.400)	08/13/2021	11/15/2021		(581)	(673)
	(0.400)	08/19/2021	11/05/2021		(485)	(562)
	0.200	09/24/2021	10/25/2021		$(731)	(731)
	0.250	08/19/2021	TBD(2)		(1,454)	(1,455)
	0.350	09/24/2021	10/25/2021		(4,454)	(4,455)
	0.400	09/21/2021	10/18/2021		(164)	(164)
	0.450	07/22/2021	10/12/2021		(703)	(704)
	0.450	09/21/2021	10/18/2021		(1,870)	(1,870)
	0.450	09/23/2021	10/18/2021		(1,635)	(1,635)
	0.480	07/07/2021	10/05/2021		(2,049)	(2,052)
	0.500	07/16/2021	01/18/2022		(1,114)	(1,116)
	0.500	07/26/2021	01/26/2022		(417)	(417)
	0.500	08/06/2021	02/07/2022		(4,613)	(4,617)
	0.500	08/13/2021	01/18/2022		(1,695)	(1,696)
	0.500	08/17/2021	TBD(2)		(16)	(16)
	0.500	09/07/2021	03/07/2022		(2,223)	(2,224)
	0.500	09/13/2021	03/14/2022		(3,720)	(3,721)
	0.500	09/17/2021	03/17/2022		(1,287)	(1,287)
	0.500	09/23/2021	03/21/2022		(2,266)	(2,267)
	0.500	09/27/2021	03/24/2022		(3,613)	(3,613)
	0.550	06/18/2021	03/10/2022		(2,144)	(2,148)
	0.550	07/16/2021	03/10/2022		(1,874)	(1,877)
	0.599	09/13/2021	03/14/2022		(2,675)	(2,676)
	0.600	07/19/2021	01/19/2022		(3,589)	(3,593)
	0.605	09/28/2021	03/24/2022		(1,712)	(1,712)
	0.763	07/08/2021	01/10/2022		(3,394)	(3,400)
	0.808	08/27/2021	02/28/2022		(4,943)	(4,947)
BYR	0.500	08/09/2021	01/26/2022		(1,479)	(1,480)
	0.650	03/31/2021	03/25/2022		(3,312)	(3,322)
	0.650	09/16/2021	03/25/2022		(1,214)	(1,215)
CDC	0.230	08/20/2021	TBD(2)		(2,118)	(2,119)
	0.260	09/03/2021	10/07/2021		(3,992)	(3,992)
	0.260	09/20/2021	10/15/2021		(218)	(218)
	0.270	09/27/2021	01/27/2022		(1,642)	(1,642)
	0.360	08/24/2021	TBD(2)		(579)	(579)
	0.490	09/03/2021	03/03/2022		(2,211)	(2,211)
	0.490	09/14/2021	03/14/2022		(2,529)	(2,530)
	0.490	09/20/2021	03/21/2022		(508)	(508)
	0.490	09/23/2021	03/23/2022		(2,958)	(2,959)
	0.490	09/27/2021	03/23/2022		(265)	(265)
CEW	(0.300)	07/19/2021	10/19/2021	EUR	(189)	(219)
	(0.250)	07/19/2021	10/19/2021		(88)	(102)
	0.450	07/12/2021	01/11/2022		$(1,232)	(1,233)
	0.450	07/22/2021	01/21/2022		(1,632)	(1,634)
	0.500	07/09/2021	01/05/2022		(4,296)	(4,301)
	0.500	08/09/2021	02/09/2022		(2,800)	(2,802)
	0.550	07/19/2021	01/19/2022		(3,805)	(3,809)
	0.550	08/23/2021	10/22/2021		(3,091)	(3,092)
CIB	0.530	08/11/2021	10/12/2021		(92)	(92)
	0.530	08/27/2021	10/12/2021		(1,291)	(1,291)
CSG	0.350	09/28/2021	10/27/2021		(1,069)	(1,069)
DBL	(0.350)	08/13/2021	11/15/2021	EUR	(511)	(592)
	(0.320)	07/22/2021	10/22/2021		(1,147)	(1,328)
GSC	0.580	08/11/2021	10/12/2021		$(1,246)	(1,247)
IND	0.290	07/30/2021	01/31/2022		(2,505)	(2,506)
	0.300	07/23/2021	01/24/2022		(4,438)	(4,440)
	0.300	09/27/2021	01/31/2022		(213)	(213)
	0.300	09/29/2021	03/29/2022		(2,850)	(2,850)
	0.420	07/21/2021	01/19/2022		(4,585)	(4,589)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

	0.430	07/26/2021	01/26/2022		(1,983)	(1,984)
JML	(0.800)	08/13/2021	TBD(2)	EUR	(501)	(580)
	(0.500)	08/19/2021	11/16/2021		(415)	(480)
	(0.400)	07/08/2021	10/08/2021		(5,390)	(6,237)
	(0.380)	08/16/2021	11/11/2021		(8,426)	(9,755)
	(0.300)	07/14/2021	10/14/2021		(267)	(309)
	(0.050)	07/08/2021	10/06/2021		$(374)	(374)
	0.150	09/15/2021	12/01/2021	GBP	(609)	(821)
	0.200	08/18/2021	11/15/2021		(112)	(150)
	0.300	07/21/2021	10/06/2021		$(1,905)	(1,906)
	0.350	07/14/2021	10/14/2021	GBP	(3,702)	(4,992)
	0.400	08/26/2021	10/08/2021		$(1,523)	(1,523)
	0.400	08/26/2021	10/13/2021		(436)	(436)
	0.450	07/08/2021	10/08/2021		(3,707)	(3,711)
MBC	0.805	08/24/2021	02/24/2022		(1,719)	(1,721)
MEI	0.350	08/13/2021	TBD(2)		(617)	(617)
	0.719	08/17/2021	11/17/2021	GBP	(773)	(1,043)
NOM	0.250	06/24/2021	TBD(2)		$(409)	(409)
	0.350	09/14/2021	10/14/2021		(6,524)	(6,525)
NXN	0.360	09/28/2021	09/28/2023		(188)	(188)
RCE	(0.480)	08/13/2021	TBD(2)	EUR	(815)	(944)
	(0.350)	08/13/2021	11/15/2021		(1,407)	(1,629)
RDR	0.270	09/20/2021	01/20/2022		$(3,061)	(3,062)
	0.270	09/23/2021	01/20/2022		(1,241)	(1,241)
	0.270	09/24/2021	01/20/2022		(304)	(304)
	0.270	09/28/2021	01/20/2022		(953)	(953)
	0.270	09/29/2021	01/20/2022		(1,651)	(1,651)
RTA	0.550	06/07/2021	03/07/2022		(2,327)	(2,331)
SCX	(0.250)	07/23/2021	10/19/2021	EUR	(2,787)	(3,227)
	0.350	09/20/2021	10/25/2021		$(403)	(403)
SGY	0.500	07/16/2021	10/01/2021		(1,913)	(1,911)
	0.500	09/28/2021	03/16/2022		(184)	(184)
	0.550	07/27/2021	10/01/2021		(2,757)	(2,754)
SOG	0.270	09/24/2021	10/19/2021		(1,539)	(1,539)
	0.270	09/28/2021	10/22/2021		(482)	(482)
	0.330	07/12/2021	10/12/2021		(590)	(591)
	0.350	08/13/2021	TBD(2)		(158)	(158)
	0.410	08/13/2021	10/13/2021		(4,213)	(4,215)
	0.410	08/27/2021	10/19/2021		(9,101)	(9,105)
	0.430	07/12/2021	10/12/2021		(1,552)	(1,554)
	0.450	07/01/2021	10/01/2021		(437)	(438)
	0.500	07/13/2021	01/11/2022		(1,203)	(1,205)
	0.500	07/16/2021	01/14/2022		(4,819)	(4,824)
	0.500	07/16/2021	01/18/2022		(1,843)	(1,845)
	0.500	07/19/2021	01/19/2022		(1,905)	(1,907)
	0.500	07/20/2021	01/20/2022		(683)	(683)
	0.500	07/30/2021	10/05/2021		(68)	(68)
	0.500	09/01/2021	03/01/2022		(4,324)	(4,326)
	0.500	09/02/2021	03/02/2022		(421)	(421)
	0.500	09/07/2021	03/07/2022		(1,581)	(1,581)
	0.500	09/13/2021	03/15/2022		(2,619)	(2,619)
	0.500	09/16/2021	03/16/2022		(2,551)	(2,552)
	0.500	09/17/2021	03/17/2022		(2,064)	(2,064)
	0.500	09/23/2021	03/23/2022		(6,028)	(6,028)
	0.500	09/27/2021	03/23/2022		(3,602)	(3,602)
	0.500	09/30/2021	10/05/2021		(7,983)	(7,984)
	0.500	10/01/2021	04/01/2022		(438)	(438)
	0.550	06/02/2021	03/02/2022		(1,471)	(1,473)
	0.550	07/27/2021	04/27/2022		(2,854)	(2,857)
	0.550	08/05/2021	05/04/2022		(360)	(360)
	0.550	10/01/2021	04/27/2022		(2,077)	(2,077)
TDM	0.220	06/03/2021	TBD(2)		(143)	(143)
	0.220	06/15/2021	TBD(2)		(405)	(405)
	0.220	07/06/2021	TBD(2)		(1,250)	(1,251)
	0.250	04/16/2021	TBD(2)		(3,154)	(3,158)
	0.250	06/09/2021	TBD(2)		(5)	(5)
UBS	0.250	08/30/2021	TBD(2)		(316)	(316)
	0.350	07/08/2021	10/08/2021		(402)	(402)
	0.350	08/13/2021	TBD(2)		(885)	(885)
	0.350	08/18/2021	TBD(2)		(1,086)	(1,086)
	0.350	08/19/2021	TBD(2)		(3,743)	(3,744)
	0.350	08/24/2021	TBD(2)		(980)	(980)
	0.350	08/26/2021	TBD(2)		(800)	(801)
	0.350	09/02/2021	TBD(2)		(556)	(556)
	0.350	09/03/2021	TBD(2)		(2,378)	(2,379)
	0.350	09/20/2021	TBD(2)		(1,566)	(1,566)
	0.350	09/20/2021	09/16/2023		(638)	(638)
	0.350	09/23/2021	TBD(2)		(674)	(674)
	0.350	09/24/2021	TBD(2)		(837)	(837)
	0.350	10/01/2021	TBD(2)		(460)	(460)
	0.350	10/01/2021	TBD(2)		(3,688)	(3,688)
	0.400	08/06/2021	10/06/2021		(2,056)	(2,058)
	0.400	09/16/2021	10/13/2021		(1,551)	(1,551)
	0.450	07/06/2021	10/05/2021		(281)	(281)
	0.450	07/07/2021	10/05/2021		(272)	(273)
	0.500	07/08/2021	01/04/2022		(181)	(181)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

				0.500			07/14/2021	01/12/2022	(2,562)		(2,565)
				0.500			07/16/2021	01/14/2022	(2,356)		(2,359)
				0.500			09/30/2021	01/14/2022	(891)		(891)
				0.510			06/14/2021	01/10/2022	(1,447)		(1,449)
				0.510			06/15/2021	01/18/2022	(6,078)		(6,088)
				0.510			08/23/2021	01/18/2022	(367)		(367)
				0.550			05/04/2021	11/04/2021	GBP	(1,925)	(2,600)
				0.969			08/17/2021	11/17/2021	(104)		(140)

Total Reverse Repurchase Agreements											$(353,974)

SHORT SALES:
Description							Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.3)%
Uniform Mortgage-Backed Security, TBA							2.000%	11/01/2051	$11,650	$(11,712)	$(11,661)

Total Short Sales (2.3)%										$(11,712)	$(11,661)

(n)									Securities with an aggregate market value of $402,238 and cash of $1,274 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(369,840) at a weighted average interest rate of 0.402%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)									Open maturity reverse repurchase agreement.
(o)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Jaguar Land Rover Automotive	(5.000)%	Quarterly	12/20/2026	4.391%	EUR	2,398	$94	$(12)	$82	$0	$(17)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Atlantia SPA	1.000%	Quarterly	12/20/2025	0.980%	EUR	200	$(9)	$9	$0	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2021	0.362		$1,000	(25)	27	2	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	2.205		800	(1)	61	60	0	(1)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	2.478		300	(1)	25	24	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	4.219	EUR	1,600	106	(42)	64	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.589		1,000	(151)	126	(25)	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.716		6,900	(1,025)	791	(234)	9	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.876		300	(31)	17	(14)	0	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	0.329		$1,000	22	(10)	12	0	0

							$(1,115)	$1,004	$(111)	$11	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	6,000	$(46)	$226	$180	$27	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		3,300	(58)	354	296	49	0
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	0.100	Annual	01/13/2023		$2,000	0	1	1	0	0

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

Pay	1-Year BRL-CDI	4.640	Maturity	01/03/2022	BRL	176,500	13	(128)	(115)	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		87,000	(16)	(327)	(343)	0	(13)
Pay	1-Year BRL-CDI	7.655	Maturity	01/02/2024		73,600	0	(387)	(387)	0	(22)
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	13,300	618	74	692	2	0
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		4,400	(154)	(600)	(754)	17	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	04/26/2023		$8,700	(24)	483	459	2	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023		1,700	(34)	9	(25)	0	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		35,800	(332)	2,423	2,091	0	(5)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		3,250	9	18	27	0	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		3,000	47	21	68	0	(3)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		22,000	(1,596)	2,079	483	27	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,100	152	612	764	14	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		660	(33)	(1)	(34)	1	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		52,200	(3,333)	6,888	3,555	75	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		20,800	0	(172)	(172)	0	(30)
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		22,100	0	(114)	(114)	0	(32)
Pay(6)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		9,472	118	(48)	70	14	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		21,300	1,691	1,030	2,721	41	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		500	(20)	41	21	0	(1)
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		17,200	(264)	(24)	(288)	0	(48)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		1,200	(9)	(36)	(45)	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		2,800	(8)	(251)	(259)	0	(9)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		2,400	(27)	419	392	0	(4)
Pay	3-Month ZAR-JIBAR	5.873	Quarterly	05/12/2026	ZAR	249,200	(5)	(85)	(90)	6	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	5,200	129	292	421	0	(1)
Pay	6-Month CZK-PRIBOR	1.800	Annual	05/17/2026	CZK	245,400	0	(379)	(379)	0	(96)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	10,100	185	39	224	0	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		4,000	(77)	66	(11)	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,900	(94)	81	(13)	9	0
Pay	6-Month HUF-BBR	2.121	Annual	05/17/2026	HUF	3,407,600	0	(362)	(362)	0	(12)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	99,100	12	(116)	(104)	3	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		65,500	(2)	(70)	(72)	2	0

							$(3,158)	$12,056	$8,898	$289	$(279)

Total Swap Agreements							$(4,179)	$13,048	$8,869	$300	$(297)

(p)

Securities with an aggregate market value of $630 and cash of $13,070 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2021		PEN	2,020		$518		$29		$0
		10/2021			$1,923		CNH	12,450	6		0
		10/2021			10,582		GBP	7,826	0		(37)
		10/2021			256		PEN	1,051	0		(1)
		11/2021		GBP	7,826		$10,582		37		0
		11/2021			$600		RUB	44,867	11		0
		12/2021			499		37,255		5		0
		12/2021			72		ZAR	1,037	0		(4)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

	12/2021	ZAR	10,858		$732	18	0
	01/2022	CZK	2,672		124	2	0
	06/2022	PEN	1,051		252	2	0
BPS	10/2021	BRL	11,858		2,180	3	0
	10/2021	EUR	1,946		2,302	48	0
	10/2021		$2,249	BRL	11,858	0	(72)
	10/2021		1,144	CNH	7,419	5	0
	10/2021		303	EUR	256	0	(6)
	10/2021		851	GBP	618	0	(18)
	11/2021	MXN	3,381		$167	5	0
	12/2021		$356	ZAR	5,115	0	(20)
BRC	10/2021		5,212	EUR	4,427	0	(85)
	11/2021		214	RUB	15,956	4	0
CBK	10/2021	BRL	173		$32	0	0
	10/2021	PEN	2,166		542	18	0
	10/2021		$33	BRL	173	0	(1)
	10/2021		2,644	GBP	1,915	0	(64)
	10/2021		2,564	MXN	52,449	0	(32)
	10/2021		648	PEN	2,515	0	(40)
	11/2021	HUF	34,507		$118	7	0
	11/2021	PEN	1,904		463	4	0
	12/2021		$638	CNH	4,144	1	0
	12/2021		881	INR	67,538	22	0
	12/2021		331	RUB	24,558	2	0
	12/2021		429	ZAR	6,224	0	(20)
	12/2021	ZAR	12,767		$866	26	0
	03/2022		$263	PEN	1,090	0	(2)
	05/2022		325		1,329	0	(8)
FBF	11/2021		196	RUB	14,675	3	0
GLM	10/2021	BRL	1,482		$272	0	0
	10/2021	DOP	171,343		2,956	0	(68)
	10/2021		$282	BRL	1,482	0	(10)
	10/2021		580	CNH	3,760	3	0
	10/2021		3,587	DOP	206,714	61	0
	10/2021		3,584	MXN	72,746	0	(72)
	10/2021		485	RUB	36,545	16	0
	11/2021	HUF	86,599		$293	14	0
	11/2021		$225	RUB	16,771	4	0
	12/2021		640	CNH	4,160	2	0
	12/2021		745	IDR	10,722,038	0	(1)
	12/2021		804	RUB	59,784	6	0
	12/2021		331	ZAR	4,790	0	(16)
	12/2021	ZAR	2,471		$162	0	(1)
	01/2022		$180	PEN	744	0	(1)
HUS	10/2021	CNH	5,357		$829	0	(1)
	10/2021	EUR	5,186		6,139	132	0
	10/2021	PEN	161		44	5	0
	10/2021		$1,954	CAD	2,462	0	(10)
	10/2021		126	RUB	9,502	4	0
	11/2021		829	CNH	5,370	1	0
	11/2021		38	RUB	2,809	1	0
	12/2021	PEN	2,136		$577	62	0
	12/2021		$219	IDR	3,151,448	0	0
	12/2021		382	INR	29,401	11	0
	12/2021		433	ZAR	6,275	0	(21)
JPM	10/2021	CZK	10,396		$479	4	0
	11/2021		$651	IDR	9,352,335	0	0
	12/2021		255	INR	19,246	2	0
MYI	11/2021	HUF	17,684		$60	3	0
	11/2021		$213	IDR	3,061,441	0	0
SCX	10/2021	EUR	28,282		$33,406	646	0
	10/2021	GBP	10,359		14,196	238	0
	10/2021		$622	RUB	46,795	19	0
	11/2021	EUR	30,731		$35,635	18	0
	12/2021	PEN	89		24	3	0
	12/2021		$755	CNH	4,912	2	0
	12/2021		453	IDR	6,505,312	0	(2)
	12/2021		936	INR	70,339	4	0
	12/2021		439	ZAR	6,282	0	(26)
	01/2022		50	CLP	39,368	0	(2)
SOG	11/2021	HUF	18,879		$64	4	0
SSB	10/2021	BRL	39,019		7,322	157	0
	10/2021		$4,843	BRL	25,506	0	(159)
	11/2021		7,288		39,019	0	(155)
	12/2021	ZAR	12,767		$866	27	0
TOR	12/2021		$688	CNH	4,457	0	0
	12/2021		227	IDR	3,259,967	0	(1)
UAG	10/2021		382	RUB	28,755	12	0
	11/2021		354		26,518	7	0
	12/2021		477	ZAR	6,929	0	(22)

Total Forward Foreign Currency Contracts						$1,726	$(978)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Teva Pharmaceutical Finance Co. BV	1.000%	Quarterly	06/20/2022	1.227%	$100	$(6)	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index		0.320%	Monthly	07/25/2045	$7,660	$(1,524)	$1,003	$0	$(521)
	ABX.HE.PENAAA.7-1 Index		0.090	Monthly	08/25/2037	2,071	(401)	166	0	(235)

							$(1,925)	$1,169	$0	$(756)

Total Swap Agreements							$(1,931)	$1,175	$0	$(756)

(r)

Securities with an aggregate market value of $1,141 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments					$2,503	$71,888	$36,796		$111,187
Corporate Bonds & Notes
Banking & Finance					0	73,584	3,749		77,333
Industrials					5,031	221,906	8,143		235,080
Utilities					0	45,532	0		45,532
Convertible Bonds & Notes
Banking & Finance					0	214	0		214
Industrials					0	4,396	0		4,396
Municipal Bonds & Notes
Illinois					0	129	0		129
Puerto Rico					0	2,854	0		2,854
West Virginia					0	3,047	0		3,047
U.S. Government Agencies					0	7,276	0		7,276
Non-Agency Mortgage-Backed Securities					0	118,652	408		119,060
Asset-Backed Securities					0	101,689	9,479		111,168
Sovereign Issues					0	30,239	0		30,239
Common Stocks
Communication Services					3,131	0	1,498		4,629
Energy					464	0	41		505
Industrials					0	46	5,210		5,256
Materials					0	0	6,310		6,310
Utilities					0	0	1,399		1,399
Warrants
Industrials					0	0	163		163
Information Technology					0	0	8,962		8,962
Preferred Securities
Banking & Finance					0	20,484	0		20,484
Industrials					0	171	11,034		11,205
Real Estate Investment Trusts
Real Estate					11,914	0	0		11,914
Short-Term Instruments
Repurchase Agreements					0	552	0		552
Argentina Treasury Bills					0	58	0		58
U.S. Treasury Bills					0	2,316	0		2,316

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

U.S. Treasury Cash Management Bills					0		20,898	0	20,898

Total Investments					$23,043		$725,931	$93,192	$842,166

Short Sales, at Value - Liabilities
U.S. Government Agencies					$0		$(11,661)	$0	$(11,661)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					0		300	0	300
Over the counter					0		1,726	0	1,726

					$0		$2,026	$0	$2,026
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					0		(297)	0	(297)
Over the counter					0		(1,734)	0	(1,734)

					$0		$(2,031)	$0	$(2,031)

Total Financial Derivative Instruments					$0		$(5)	$0	$(5)

Totals					$23,043		$714,265	$93,192	$830,500

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2021:
Category and Subcategory	Beginning Balance at 06/30/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$27,229	$7,860	$(2,955)	$0	$(249)	$74	$4,839	$(2)	$36,796	$(215)
Corporate Bonds & Notes
Banking & Finance	3,703	0	0	0	0	46	0	0	3,749	47
Industrials	0	0	(202)	0	0	0	8,345	0	8,143	0
Utilities	0	0	0	0	0	0	0	0	0	(2)
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	408	0	408	0
Asset-Backed Securities	9,491	0	0	14	0	(26)	0	0	9,479	(27)
Common Stocks
Communication Services	1,613	0	0	0	0	(115)	0	0	1,498	(114)
Energy	0	41	0	0	0	0	0	0	41	0
Industrials	5,361	0	0	0	0	(151)	0	0	5,210	(151)
Materials(2)	6,336	0	0	0	0	(26)	0	0	6,310	(27)
Utilities	1,399	0	0	0	0	0	0	0	1,399	0
Warrants
Industrials	189	0	0	0	0	(26)	0	0	163	(26)
Information Technology	8,333	0	0	0	0	629	0	0	8,962	628
Preferred Securities
Industrials	10,713	0	(241)	0	0	562	0	0	11,034	562

Totals	$74,367	$7,901	$(3,398)	$14	$(249)	$967	$13,592	$(2)	$93,192	$675

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory		Ending Balance at 09/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$7,591	Discounted Cash Flow			Discount Rate		%	4.100	—
		2,287	Other Valuation Techniques(3)			—			--	—
		6,789	Proxy Pricing			Base Price			99.000-99.250	99.061
		4,855	Reference Instrument			Yield			5.428-6.081	5.657
		4,874	Third Party Vendor			Broker Quote			60.000-99.625	99.225
		10,400	Waterfall Recoverability			Recovery Value			100.000	—
Corporate Bonds & Notes
Banking & Finance		3,749	Discounted Cash Flow			Discount Rate			4.630	—
Industrials		8,143	Indicative Market Quotation			Broker Quote		BRL	53.600	—
Non-Agency Mortgage-Backed Securities		408	Proxy Pricing			Base Price		%	98.458	—
Asset-Backed Securities		9,479	Proxy Pricing			Base Price			2.531-53,813.540	8,527.584
Common Stocks
Communication Services		1,498	Reference Instrument			Liquidity Discount			10.000	—
Energy		41	Other Valuation Techniques(3)			—			--	—

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2021 (Unaudited)

Industrials	5,210	Discounted Cash Flow	Discount Rate		14.000	—
Materials	6,310	Comparable Companies	EBITDA Multiple	x	8.850	—
Utilities	1,399	Indicative Market Quotation	Broker Quote		$41.500	—
Warrants
Industrials	163	Other Valuation Techniques(3)	—		—	—
Information Technology	8,962	Comparable Companies	EBITDA Multiple	x	4.400	—
Preferred Securities
Industrials	8,752	Comparable Companies	EBITDA Multiple	x/x	11.600/8.600	—
	2,282	Comparable Companies/Discounted Cash Flow	Book Value/Discount Rate	x/%	0.200/20.240	—

Total	$93,192

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Sector type updated from Financials to Materials since prior fiscal year end.
(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Waterfall Recoverability model is based on liquidation or net asset value approaches. Typically this model would be used in distressed scenarios or when a business is worth more through the sale of individual assets than continuing as an operating business. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RCE	Royal Bank of Canada Europe Limited
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SGY	Societe Generale, NY
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CEW	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CSG	Credit Suisse AG Cayman	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
ARS	Argentine Peso	CZK	Czech Koruna	INR	Indian Rupee
AUD	Australian Dollar	DOP	Dominican Peso	MXN	Mexican Peso
BRL	Brazilian Real	EUR	Euro	PEN	Peruvian New Sol
CAD	Canadian Dollar	GBP	British Pound	RUB	Russian Ruble
CLP	Chilean Peso	HUF	Hungarian Forint	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	IDR	Indonesian Rupiah	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
BADLARPP	Argentina Badlar Floating Rate Notes	PENAAA	Penultimate AAA Sub-Index	US0003M	ICE 3-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PRIBOR	Prague Interbank Offered Rate
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"